SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
Schedule of Revenues by Service Categories

Revenue by service categories

	For the years ended December 31,
	2011	2012	2013

Revenues:
Air Travel Media Network:
Digital frames in airports	$126,539	$137,342	$152,346
Digital TV screens in airports	21,937	13,731	14,110
Digital TV screens on airplanes	26,734	26,612	16,160
Traditional media in airports	73,535	83,478	64,845
Other revenues in air travel	6,416	7,346	9,183
Gas Station Media Network	12,873	14,217	12,726
Other Media	9,787	10,239	7,146
	$277,821	$292,965	$276,516